LOANS	12 Months Ended
Dec. 31, 2013
LOANS
LOANS

NOTE 4 - LOANS

The composition of loans at December 31 is as follows (dollars in thousands):

	2013	2012

Commercial real estate	$268,809	$244,966
Commercial, financial, and agricultural	79,655	80,646
One to four family residential real estate	103,768	87,948
Commercial construction	10,904	17,229
Consumer	13,801	10,923
Consumer construction	6,895	7,465

Total loans	$483,832	$449,177

An analysis of the allowance for loan losses for the years ended December 31 is as follows (dollars in thousands):

	2013	2012	2011

Balance, January 1	$5,218	$5,251	$6,613
Recoveries on loans previously charged off	200	278	138
Loans charged off	(2,432)	(1,256)	(3,800)
Provision	1,675	945	2,300

Balance, December 31	$4,661	$5,218	$5,251

In 2013, net charge off activity was $2.232 million, or .48% of average loans outstanding compared to net charge-offs of $.978 million, or .23% of average loans, in the same period in 2012 and $3.662 million, or .94% of average loans, in 2011.  During 2013, a provision of $1.675 million was made to increase the allowance.  This provision was made in accordance with the Corporation’s allowance for loan loss reserve policy, which calls for a measurement of the adequacy of the reserve at each quarter end.  This process includes an analysis of the loan portfolio to take into account increases in loans outstanding and portfolio composition, historical loss rates, and specific reserve requirements of nonperforming loans.

A breakdown of the allowance for loan losses and recorded balances in loans at December 31, 2013 is as follows (dollars in thousands):

		Commercial,		One to four
	Commercial	financial and	Commercial	family residential	Consumer
	real estate	agricultural	construction	real estate	construction	Consumer	Unallocated	Total
Allowance for loan loss reserve:
Beginning balance ALLR	$3,267	$692	$125	$980	$—	$—	$154	$5,218
Charge-offs	(1,539)	(632)	—	(141)	—	(120)	—	(2,432)
Recoveries	92	56	2	26	2	22	—	200
Provision	29	1,262	(47)	(349)	23	246	511	1,675
Ending balance ALLR	$1,849	$1,378	$80	$516	$25	$148	$665	$4,661

Loans:
Ending balance	$268,809	$79,655	$10,904	$103,768	$6,895	$13,801	$—	$483,832
Ending balance ALLR	(1,849)	(1,378)	(80)	(516)	(25)	(148)	(665)	(4,661)
Net loans	$266,960	$78,277	$10,824	$103,252	$6,870	$13,653	$(665)	$479,171

Ending balance ALLR:
Individually evaluated	$99	$891	$—	$103	$—	$18	$—	$1,111
Collectively evaluated	1,750	487	80	413	25	130	665	3,550
Total	$1,849	$1,378	$80	$516	$25	$148	$665	$4,661

Ending balance Loans:
Individually evaluated	$649	$1,830	$—	$385	$—	$42	$—	$2,906
Collectively evaluated	268,160	77,825	10,904	103,383	6,895	13,759	—	480,926
Total	$268,809	$79,655	$10,904	$103,768	$6,895	$13,801	$—	$483,832

Impaired loans, by definition, are individually evaluated.

A breakdown of the allowance for loan losses, the activity for the period, and recorded balances in loans for the year ended December 31, 2012 is as follows (dollars in thousands):

		Commercial,		One to four
	Commercial	financial and	Commercial	family residential	Consumer
	real estate	agricultural	construction	real estate	construction	Consumer	Unallocated	Total
Allowance for loan loss reserve:
Beginning balance ALLR	$2,823	$1,079	$207	$1,114	$—	$—	$28	$5,251
Charge-offs	(729)	(40)	(6)	(399)	—	(82)	—	(1,256)
Recoveries	52	201	—	7	—	18	—	278
Provision	1,121	(548)	(76)	258	—	64	126	945
Ending balance ALLR	$3,267	$692	$125	$980	$—	$—	$154	$5,218

Loans:
Ending balance	$244,966	$80,646	$17,229	$87,948	$7,465	$10,923	$—	$449,177
Ending balance ALLR	(3,267)	(692)	(125)	(980)	—	—	(154)	(5,218)
Net loans	$241,699	$79,954	$17,104	$86,968	$7,465	$10,923	$(154)	$443,959

Ending balance ALLR:
Individually evaluated	$1,662	$155	$10	$112	$—	$—	$—	$1,939
Collectively evaluated	1,605	537	115	868	—	—	154	3,279
Total	$3,267	$692	$125	$980	$—	$—	$154	$5,218

Ending balance Loans:
Individually evaluated	$22,910	$6,070	$858	$796	$—	$—	$—	$30,634
Collectively evaluated	222,056	74,576	16,371	87,152	7,465	10,923	—	418,543
Total	$244,966	$80,646	$17,229	$87,948	$7,465	$10,923	$—	$449,177

Impaired loans, by definition, are individually evaluated.

A breakdown of the allowance for loan losses, the activity for the period, and recorded balances in loans for the year ended December 31, 2011 is as follows (dollars in thousands):

		Commercial,		One to four
	Commercial	financial and	Commercial	family residential	Consumer
	real estate	agricultural	construction	real estate	construction	Consumer	Unallocated	Total
Allowance for loan loss reserve:
Beginning balance ALLR	$3,460	$1,018	$389	$1,622	$—	$—	$124	$6,613
Charge-offs	(2,267)	(579)	(412)	(490)	—	(52)	—	(3,800)
Recoveries	32	21	75	1	—	9	—	138
Provision	1,598	619	155	(19)	—	43	(96)	2,300
Ending balance ALLR	$2,823	$1,079	$207	$1,114	$—	$—	$28	$5,251

Loans:
Ending balance	$199,201	$92,269	$19,745	$77,332	$5,774	$6,925	$—	$401,246
Ending balance ALLR	(2,823)	(1,079)	(207)	(1,114)	—	—	(28)	(5,251)
Net loans	$196,378	$91,190	$19,538	$76,218	$5,774	$6,925	$(28)	$395,995

Ending balance ALLR:
Individually evaluated	$926	$160	$—	$114	$—	$—	$—	$1,200
Collectively evaluated	1,897	919	207	1,000	—	—	28	4,051
Total	$2,823	$1,079	$207	$1,114	$—	$—	$28	$5,251

Ending balance Loans:
Individually evaluated	$13,628	$1,707	$—	$1,930	$—	$—	$—	$17,265
Collectively evaluated	185,573	90,562	19,745	75,402	5,774	6,925	—	383,981
Total	$199,201	$92,269	$19,745	$77,332	$5,774	$6,925	$—	$401,246

Impaired loans, by definition, are individually evaluated.

As part of the management of the loan portfolio, risk ratings are assigned to all commercial loans.  Through the loan review process, ratings are modified as believed to be appropriate to reflect changes in the credit.  Our ability to manage credit risk depends in large part on our ability to properly identify and manage problem loans.

To do so, we operate a credit risk rating system under which our credit management personnel assign a credit risk rating to each loan at the time of origination and review loans on a regular basis to determine each loan’s credit risk rating on a scale of 1 through 8, with higher scores indicating higher risk.  The credit risk rating structure used is shown below.

In the context of the credit risk rating structure, the term Classified is defined as a problem loan which may or may not be in a nonaccrual status, dependent upon current payment status and collectability.

Strong (1)

Borrower is not vulnerable to sudden economic or technological changes.  They have “strong” balance sheets and are within an industry that is very typical for our markets or type of lending culture.  Borrowers also have “strong” financial and cash flow performance and excellent collateral (low loan to value or readily available to liquidate collateral) in conjunction with an impeccable repayment history.

Good (2)

Borrower shows limited vulnerability to sudden economic change.  These borrowers have “above average” financial and cash flow performance and a very good repayment history.  The balance sheet of the company is also very good as compared to peer and the company is in an industry that is familiar to our markets or our type of lending.  The collateral securing the deal is also very good in terms of its type, loan to value, etc.

Average (3)

Borrower is typically a well-seasoned business, however may be susceptible to unfavorable changes in the economy, and could be somewhat affected by seasonal factors.  The borrowers within this category exhibit financial and cash flow performance that appear “average” to “slightly above average” when compared to peer standards and they show an adequate payment history.  Collateral securing this type of credit is good, exhibiting above average loan to values, etc.

Acceptable (4)

A borrower within this category exhibits financial and cash flow performance that appear adequate and satisfactory when compared to peer standards and they show a satisfactory payment history.  The collateral securing the request is within supervisory limits and overall is acceptable.  Borrowers rated acceptable could also be newer businesses that are typically susceptible to unfavorable changes in the economy, and more than likely could be affected by seasonal factors.

Special Mention (5)

The borrower may have potential weaknesses that deserve management’s close attention.  If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the asset or in the institution’s credit position at some future date.  Special mention assets are not adversely classified and do not expose an institution to sufficient risk to warrant adverse classification.  Examples of this type of credit include a start-up company fully based on projections, a documentation issue that needs to be corrected or a general market condition that the borrower is working through to get corrected.

Substandard (6)

Substandard loans are classified assets exhibiting a number of well-defined weaknesses that jeopardize normal repayment.  The assets are no longer adequately protected due to declining net worth, lack of earning capacity, or insufficient collateral offering the distinct possibility of the loss of a portion of the loan principal.  Loans classified as substandard clearly represent troubled and deteriorating credit situations requiring constant supervision.

Doubtful (7)

Loans in this category exhibit the same, if not more pronounced weaknesses used to describe the substandard credit.  Loans are frozen with collection improbable.  Such loans are not yet rated as Charge-off because certain actions may yet occur which would salvage the loan.

Charge-off/Loss (8)

Loans in this category are largely uncollectible and should be charged against the loan loss reserve immediately.

General Reserves:

For loans with a credit risk rating of 5 or better and any loans with a risk rating of 6 or 7 with no specific reserve, reserves are established based on the type of loan collateral, if any, and the assigned credit risk rating.  Determination of the allowance is inherently subjective as it requires significant estimates, including the amounts and timing of expected future cash flows on impaired loans, estimated losses on pools of homogenous loans based on historical loss experience, and consideration of current environmental factors and economic trends, all of which may be susceptible to significant change.

Using a historical average loss by loan type as a base, each loan graded as higher risk is assigned a specific percentage.  Within the commercial loan portfolio, the historical loss rates are used for specific industries such as hospitality, gaming, petroleum, and forestry.  The residential real estate and consumer loan portfolios are assigned a loss percentage as a homogenous group.  If, however, on an individual loan the projected loss based on collateral value and payment histories are in excess of the computed allowance, the allocation is increased for the higher anticipated loss.  These computations provide the basis for the allowance for loan losses as recorded by the Corporation.  In 2013 and 2012, commercial construction loans of $2.951 million and $3.468 million, respectively, did not receive a specific risk rating.  These amounts represent loans made for land development and unimproved land purchases.

Below is a breakdown of loans by risk category as of December 31, 2013 (dollars in thousands):

				(4)
	(1)	(2)	(3)	Acceptable/	(5)	(6)	(7)	Rating
	Strong	Good	Average	Acceptable Watch	Sp. Mention	Substandard	Doubtful	Unassigned	Total

Commercial real estate	$1,502	$23,310	$116,702	$125,010	$—	$2,285	$—	$—	$268,809
Commercial, financial and agricultural	3,741	4,348	27,455	39,070	—	5,041	—	—	79,655
Commercial construction	30	479	2,702	4,340	—	402	—	2,951	10,904
One-to-four family residential real estate	251	3,074	1,275	4,482	—	710	—	93,976	103,768
Consumer construction	—	—	—	—	—	—	—	6,895	6,895
Consumer	10	—	37	43	—	30	—	13,681	13,801

Total loans	$5,534	$31,211	$148,171	$172,945	$—	$8,468	$—	$117,503	$483,832

Below is a breakdown of loans by risk category as of December 31, 2012 (dollars in thousands)

				(4)
	(1)	(2)	(3)	Acceptable/	(5)	(6)	(7)	Rating
	Strong	Good	Average	Acceptable Watch	Sp. Mention	Substandard	Doubtful	Unassigned	Total

Commercial real estate	$4,807	$20,491	$84,164	$113,379	$16,754	$5,189	$182	$—	$244,966
Commercial, financial and agricultural	5,026	3,936	23,821	41,785	4,296	1,782	—	—	80,646
Commercial construction	—	1,038	5,103	5,784	759	1,077	—	3,468	17,229
One-to-four family residential real estate	—	1,969	3,635	4,791	—	646	—	76,907	87,948
Consumer construction	—	—	—	—	—	—	—	7,465	7,465
Consumer	—	359	71	257	—	6	—	10,230	10,923

Total loans	$9,833	$27,793	$116,794	$165,996	$21,809	$8,700	$182	$98,070	$449,177

Impaired Loans

Nonperforming loans are those which are contractually past due 90 days or more as to interest or principal payments, on nonaccrual status, or loans, the terms of which have been renegotiated to provide a reduction or deferral on interest or principal.  There was no interest income recorded during impairment, and that which would have been recognized was $.228 million for the year ended December 31, 2013.  For the year ended December 31, 2012, the amounts of interest recorded during impairment was $.054 million and that which would have been recognized was $.313 million.

The accrual of interest on loans is discontinued when, in management’s opinion, the borrower may be unable to meet payment obligations as they become due, as well as when required by regulatory provisions.  When interest accrual is discontinued, all unpaid accrued interest is reversed.  Interest income is subsequently recognized only to the extent cash payments are received in excess of principal due.  Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Loans are considered impaired when, based on current information and events, it is probable the Corporation will be unable to collect all amounts due in accordance with the original contractual terms of the loan agreement, including scheduled principal and interest payments.  Impairment is evaluated in total for smaller-balance loans of a similar nature and on an individual loans basis for other loans.  If a loan is impaired, a specific valuation allowance is allocated, if necessary, so that the loan is reported net, at the present value of estimated future cash flows using the loan’s existing rate or at the fair value of collateral if repayment is expected solely from the collateral.  Interest payments on impaired loans are typically applied to principal unless collectability of the principal amount is reasonably assured, in which case interest is recognized on a cash basis.  Impaired loans, or portions thereof, are charged off when deemed uncollectible.

The following is a summary of impaired loans and their effect on interest income (dollars in thousands):

					Interest Income	Interest Income
	Nonaccrual	Accrual	Average	Related	Recognized	on
	Basis	Basis	Investment	Valuation Reserve	During Impairment	Accrual Basis
December 31, 2013

With no valuation reserve:
Commercial real estate	$513	$—	$3,045	$—	$—	$153
Commercial, financial and agricultural	59	—	505	—	—	13
Commercial construction	—	—	626	—	—	3
One to four family residential real estate	361	—	625	—	—	16
Consumer construction	—	—	—	—	—	—
Consumer	—	—	2	—	—	—

With a valuation reserve:
Commercial real estate	$59	$—	$71	$14	$—	$5
Commercial, financial and agricultural	752	—	834	265	—	18
Commercial construction	—	—	—	—	—	—
One to four family residential real estate	250	—	261	78	—	20
Consumer construction	—	—	—	—	—	—
Consumer	30	—	30	13	—	—

Total:
Commercial real estate	$572	$—	$3,116	$14	$—	$158
Commercial, financial and agricultural	811	—	1,339	265	—	31
Commercial construction	—	—	626	—	—	3
One to four family residential real estate	611	—	886	78	—	36
Consumer construction	—	—	—	—	—	—
Consumer	30	—	32	13	—	—
Total	$2,024	$—	$5,999	$370	$—	$228

December 31, 2012

With no valuation reserve:
Commercial real estate	$132	$—	$1,550	$—	$—	$37
Commercial, financial and agricultural	—	—	1,063	—	—	19
Commercial construction	675	—	675	—	—	15
One to four family residential real estate	230	—	1,074	—	—	41
Consumer construction	—	—	16	—	—	1
Consumer	—	—	3	—	—	—

With a valuation reserve:
Commercial real estate	$2,939	$—	$3,173	$1,315	$54	$177
Commercial, financial and agricultural	436	—	504	109	—	17
Commercial construction	—	—	—	—	—	—
One to four family residential real estate	275	—	281	95	—	6
Consumer construction	—	—	—	—	—	—
Consumer	—	—	—	—	—	—

Total:
Commercial real estate	$3,071	$—	$4,723	$1,315	$54	$214
Commercial, financial and agricultural	436	—	1,567	109	—	36
Commercial construction	675	—	675	—	—	15
One to four family residential real estate	505	—	1,355	95	—	47
Consumer construction	—	—	16	—	—	1
Consumer	—	—	3	—	—	—
Total	$4,687	$—	$8,339	$1,519	$54	$313

A summary of past due loans at December 31, is as follows (dollars in thousands):

	2013			2012
	30-89 days	90+ days		30-89 days	90+ days
	Past Due	Past Due/		Past Due	Past Due/
	(accruing)	Nonaccrual	Total	(accruing)	Nonaccrual	Total

Commercial real estate	$—	$572	$572	$575	$3,071	$3,646
Commercial, financial and agricultural	4	811	815	71	436	507
Commercial construction	20	—	20	—	675	675
One to four family residential real estate	201	611	812	291	505	796
Consumer construction	—	—	—	—	—	—
Consumer	14	30	44	14	—	14

Total past due loans	$239	$2,024	$2,263	$951	$4,687	$5,638

A roll-forward of nonaccrual activity during the year ended December 31, 2013 (dollars in thousands):

		Commercial,		One to four
	Commercial	Financial and	Commercial	family residential	Consumer
	Real Estate	Agricultural	Construction	real estate	Construction	Consumer	Total

NONACCRUAL

Beginning balance	$3,071	$436	$675	$505	$—	$—	$4,687

Principal payments	(1,478)	(319)	(100)	(88)	—	(2)	(1,987)
Charge-offs	(1,304)	(616)	—	(141)	—	(4)	(2,065)
Advances	—	—	—	—	—	—	—
Transfers to OREO	(208)	(37)	(580)	(107)	—	—	(932)
Transfers to accruing	—	—	—	—	—	—	—
Transfers from accruing	443	1,346	—	434	—	36	2,259
Other	48	1	5	8	—	—	62

Ending balance	$572	$811	$—	$611	$—	$30	$2,024

A roll-forward of nonaccrual activity during the year ended December 31, 2012 (dollars in thousands):

		Commercial,		One to four
	Commercial	Financial and	Commercial	family residential	Consumer
	Real Estate	Agricultural	Construction	real estate	Construction	Consumer	Total

NONACCRUAL

Beginning balance	$2,362	$1,111	$—	$1,997	$20	$—	$5,490

Principal payments	(1,569)	(1,385)	—	(1,068)	—	—	(4,022)
Charge-offs	(463)	—	—	(387)	(5)	(3)	(858)
Advances	—	—	—	—	—	—	—
Class transfers	—	—	—	—	—	—	—
Transfers to OREO	(675)	—	—	(662)	(15)	—	(1,352)
Transfers to accruing	—	—	—	—	—	—	—
Transfers from accruing	3,377	716	675	617	—	3	5,388
Other	39	(6)	—	8	—	—	41

Ending balance	$3,071	$436	$675	$505	$—	$—	$4,687

Troubled Debt Restructuring

Troubled debt restructurings (“TDR”) are determined on a loan-by-loan basis.  Generally, restructurings are related to interest rate reductions, loan term extensions and short term payment forbearance as means to maximize collectability of troubled credits.  If a portion of the TDR loan is uncollectible (including forgiveness of principal), the uncollectible amount will be charged off against the allowance at the time of the restructuring.  In general, a borrower must make at least six consecutive timely payments before the Corporation would consider a return of a restructured loan to accruing status in accordance with FDIC guidelines regarding restoration of credits to accrual status.

The Corporation has, in accordance with generally accepted accounting principles and per recently enacted accounting standard updates, evaluated all loan modifications to determine the fair value impact of the underlying asset.  The carrying amount of the loan is compared to the expected payments to be received, discounted at the loan’s original rate, or for collateral dependent loans, to the fair value of the collateral.

A summary of troubled debt restructurings that occurred during the years ended December 31 is as follows (dollars in thousands):

	2013		2012
	Number of	Recorded	Number of	Recorded
	Modifications	Investment	Modifications	Investment

Commercial real estate	—	$—	3	$4,614
Commercial, financial and agricultural	1	528	1	1,221
Commercial construction	—	—	3	860
One to four family residential real estate	—	—	1	102
Consumer construction	—	—	—	—
Consumer	—	—	—	—

Total troubled debt restructurings	1	$528	8	$6,797

A roll-forward of troubled debt restructuring during the year ended December 31, 2013 (dollars in thousands):

		Commercial,		One to four	Consumer and
	Commercial	Financial and	Commercial	family residential	Consumer
	Real Estate	Agricultural	Construction	real estate	Construction	Total

ACCRUING

Beginning balance	$3,611	$1,221	$858	$102	$—	$5,792

Principal payments	(91)	(460)		(3)	—	(554)
Charge-offs	—	—		—	—	—
Advances	—	—		—	—	—
New restructured	—	953		—	—	953
Transferred out of TDR	—	—		—	—	—
Transfers to nonaccrual	—	(528)		—	—	(528)

Ending Balance	$3,520	$1,186	$858	$99	$—	$5,663

NONACCRUAL

Beginning balance	$2,162	$—	$—	$102	$—	$2,264
			—
Principal payments	(1,376)	(5)	—	(15)	—	(1,396)
Charge-offs	(793)	—	—	—	—	(793)
Advances	—	—	—	—	—	—
New restructured	7	528	—	4	—	539
Transfers to foreclosed properties	—	—	—	—	—	—
Transfers from accruing	—	—	—	—	—	—

Ending Balance	$—	$523	$—	$91	$—	$614

TOTALS

Beginning balance	$5,773	$1,221	$858	$204	$—	$8,056

Principal payments	(1,467)	(465)	—	(18)	—	(1,950)
Charge-offs	(793)	—	—	—	—	(793)
Advances	—	—	—	—	—	—
New restructured	7	1,481	—	4	—	1,492
Transfers out of TDRs	—	—	—	—	—	—
Tansfers to nonaccrual	—	(528)	—	—	—	(528)
Transfers to foreclosed properties	—	—	—	—	—	—
Transfers from accruing	—	—	—	—	—	—

Ending Balance	$3,520	$1,709	$858	$190	$—	$6,277

A roll-forward of troubled debt restructuring during the year ended December 31, 2012 (dollars in thousands):

		Commercial,		One to four	Consumer and
	Commercial	Financial and	Commercial	family residential	Consumer
	Real Estate	Agricultural	Construction	real estate	Construction	Total

ACCRUING

Beginning balance	$2,400	$—	$—	$103	$—	$2,503

Principal payments	(84)	—	(2)	(1)	—	(87)
Charge-offs	—	—	—	—	—	—
Advances	—	—	—	—	—	—
New restructured	3,695	1,221	860	—	—	5,776
Transferred out of TDRs	—	—	—	—	—	—
Transfers to nonaccrual	(2,400)	—	—	—	—	(2,400)

Ending Balance	$3,611	$1,221	$858	$102	$—	$5,792

NONACCRUAL

Beginning balance	$—	$—	$—	$—	$—	$—

Principal payments	(432)	—	—	—	—	(432)
Charge-offs	(772)	—	—	—	—	(772)
Advances	47	—	—	—	—	47
New restructured	919	—	—	102	—	1,021
Transfers to foreclosed properties	—	—	—	—	—	—
Transfers from accruing	2,400	—	—	—	—	2,400

Ending Balance	$2,162	$—	$—	$102	$—	$2,264

TOTALS

Beginning balance	$2,400	$—	$—	$103	$—	$2,503

Principal payments	(516)	—	(2)	(1)	—	(519)
Charge-offs	(772)	—	—	—	—	(772)
Advances	47	—	—	—	—	47
New restructured	4,614	1,221	860	102	—	6,797
Transfers out of TDRs	—	—	—	—	—	—
Transfers to nonaccrual	(2,400)	—	—	—	—	(2,400)
Transfers to foreclosed properties	—	—	—	—	—	—
Transfers from accruing	2,400	—	—	—	—	2,400

Ending Balance	$5,773	$1,221	$858	$204	$—	$8,056

Insider Loans

The Bank, in the ordinary course of business, grants loans to the Corporation’s executive officers and directors, including their families and firms in which they are principal owners. Activity in such loans is summarized below (dollars in thousands):

	2013	2012

Loans outstanding, January 1	$11,297	$8,827
New loans	496	3,911
Net activity on revolving lines of credit	(266)	233
Repayment	(2,484)	(1,674)

Loans outstanding, December 31	$9,043	$11,297

There were no loans to related-parties classified substandard as of December 31, 2013 and 2012.  In addition to the outstanding balances above, there were unfunded commitments of $5,000 to related parties at December 31, 2013.